Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Loss per Share [Abstract]
Net loss	$ (17,872)	$ (3,119)
Weighted average common shares outstanding - basic (in shares)	36,974,075	35,591,170
Net loss per common share - basic (in dollars per share)	$ (0.48)	$ (0.09)